Income taxes	9 Months Ended
Sep. 30, 2020
Income Tax Disclosure [Abstract]
Income taxes	Income taxes
    Income taxes recognized during the three and nine months ended September 30, 2020 and September 30, 2019, comprise:

	Three Months Ended		Nine Months Ended
	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019
	(in thousands)		(in thousands)
Provision for income taxes	$13,706	$13,020	$34,967	$37,516
Tax impact of restructuring and other items	—	—	(2,261)	—
Provision for income taxes	$13,706	$13,020	$32,706	$37,516

    As at September 30, 2020 the Company maintains a $20.0 million liability (December 31, 2019: $21.3 million) for unrecognized tax benefit, which is comprised of $19.6 million (December 31, 2019: $20.2 million) related to items generating unrecognized tax benefits and $0.4 million (December 31, 2019: $1.1 million) for interest and related penalties to such items. The Company recognizes interest accrued on unrecognized tax benefits as an additional income tax expense.

    The Company has analyzed the filing positions in all of the significant federal, state and foreign jurisdictions where it is required to file income tax returns, as well as open tax years in these jurisdictions. The only periods subject to examination by the major tax jurisdictions where the Company does business are 2015 through 2019 tax years. The Company does not believe that the outcome of any examination will have a material impact on its financial statements.